Condensed Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 4,510	$ 635,836	$ 1,925,574
Loss from operations	(4,510)	(635,836)	(1,925,574)
Other income:
Interest earned on investment held in Trust Account		3,664	1,969
Loss before income taxes	(4,510)	(632,172)	(1,923,605)
Income taxes
Net loss	$ (4,510)	$ (632,172)	$ (1,923,605)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)		4,488,986	3,191,545
Basic and diluted weighted average shares outstanding, Ordinary shares attributable to TradeUP Global Corporation (in Shares)	1,000,000 [1]	1,347,027	1,244,225
Basic and diluted net loss per share, Ordinary shares attributable to TradeUP Global Corporation (in Dollars per share)	$ 0	$ (0.11)	$ (1.46)
Class A Ordinary Shares Subject to Possible Redemption
Other income:
Basic and diluted net income (loss) per share (in Dollars per share)		$ (0.11)	$ (0.03)

[1]	This number excludes up to 150,000 ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters prior the Initial Public Offering on May 12, 2021.